Derivative Financial Instruments and Hedging Activities - Summary of Outstanding Commodity Derivatives (Detail) - Natural Gas Swap Agreements	12 Months Ended
Dec. 31, 2015 MMBTU $ / MMBTU
Derivative [Line Items]
Commodity Derivatives Weighted Average Contract Price | $ / MMBTU	3.20
Commodity Derivatives Contract Volume | MMBTU	1,800,000
Commodity Derivatives Beginning of Remaining Contract Period	Jan. 01, 2016
Commodity Derivatives End of Remaining Contract Period	Jun. 30, 2016